Leases - Additional Information (Details)					12 Months Ended
	Oct. 12, 2022 Aircraft	Oct. 14, 2021 Aircraft	Dec. 21, 2012 Aircraft	Dec. 20, 2012	Dec. 31, 2022 Equipment Lease Aircraft	Sep. 30, 2023	Jan. 24, 2023	Mar. 08, 2022 Aircraft	Dec. 31, 2021 Aircraft
Lessee, Lease, Description [Line Items]
Number of aircraft leased					8				6
Lease description					Company operated 8 and 6 leased aircraft, respectively, which are accounted for under operating lease agreements with ranging terms of 10 months to 5 years. Leases with an initial term of 12 months or less will be recognized in the Consolidated Statements of Operations on a straight-line basis over the lease term. These leases primarily relate to the Company’s lease agreements for the month-to-month agreement for office space and leases for office equipment. For operating leases with terms greater than 12 months, including renewal options when appropriate, we record the related right-of-use asset and lease liability as the present value of fixed lease payments over the lease term.
Lease agreements ending date			May 31, 2028	Jun. 01, 2023
Number of aircraft lease extended			1
Extended lease term			60 months
Number of aircraft lease converted | Lease					1
Aircraft Lease Agreement One
Lessee, Lease, Description [Line Items]
Number of aircraft leased	1	1
Lease term							10 years
Lease expiration period	2026-06
Aircraft Lease Agreement Two
Lessee, Lease, Description [Line Items]
Number of aircraft leased	1							1
Lease term								96 months
Lease agreements ending date	Oct. 13, 2023
Minimum
Lessee, Lease, Description [Line Items]
Lease term					10 months
Maximum
Lessee, Lease, Description [Line Items]
Lease term					5 years
Finance lease agreement terms						5 years
Aircraft Support Equipment
Lessee, Lease, Description [Line Items]
Number of equipment | Equipment					21
Aircraft Support Equipment | Minimum
Lessee, Lease, Description [Line Items]
Aircraft support equipment useful life					5 years
Finance lease agreement terms					5 years
Percentage of residual values for equipment					0.00%
Aircraft Support Equipment | Maximum
Lessee, Lease, Description [Line Items]
Aircraft support equipment useful life					30 years
Finance lease agreement terms					7 years
Percentage of residual values for equipment					77.00%
Airbus A321 Converted Freighter
Lessee, Lease, Description [Line Items]
Number of aircraft leased		1
Lease term		10 years
Lease expiration period		2032-12